BBH Money Market Fund | BBH Money Market Fund
BBH MONEY MARKET FUND SUMMARY
INVESTMENT OBJECTIVE

The investment objective of the BBH Money Market Fund (the “Fund”) is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Regular Shares and Institutional Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees BBH Money Market Fund	Regular Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses BBH Money Market Fund	Regular Shares	Institutional Shares
Management Fees	0.23%	0.23%
Distribution (12b-1) Fees	none	none
Other Expenses	0.28%	0.03%
Total Annual Fund Operating Expenses	0.51%	0.26%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund's Regular Shares and Institutional Shares to the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Regular Shares and Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Regular Shares and Institutional Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BBH Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Regular Shares	52	163	284	639
Institutional Shares	27	84	147	332

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in high quality, U.S. dollar-denominated short-term money market instruments such as U.S. Government securities and bank obligations of U.S. and non-U.S. banks (i.e. certificates of deposit and fixed time deposits), commercial paper, repurchase agreements, municipal bonds, bonds issued by U.S. corporations and obligations of certain supranational organizations. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

In choosing securities, the Fund's investment adviser seeks to maximize current income within the limits of the Fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds. To preserve the value of investors' capital, the Fund seeks to maintain a stable $1.00 per share price.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Amortized Cost Risk:

The Fund's Board of Trustees (the “Board”) may take certain actions, such as suspending redemptions and liquidating the Fund, if the Board determines that the divergence of the Fund's amortized cost price per share from its market-based net asset value (“NAV”) per share may result in material dilution or other unfair results to shareholders.

Credit Risk:

This is the risk that an issuer or obligor will default on interest or principal payments.

Foreign Investment Risk:

Because the Fund invests in securities issued by non-U.S. banks, the Fund is subject to additional risks on these securities such as adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different characteristics of overseas economies and markets.

Interest Rate Risk:

This is the risk associated with the price fluctuation of a security in response to changes in interest rates and the possibility that the Fund's yield may decline if interest rates decline.

Market Risk:

This is the risk that the prices of and the income generated by the Fund's securities may decline due to changing economic, political or market conditions, or due to interest rate fluctuations.

Municipal Securities Risk:

Political, legislative, and economic events may affect a municipal security's value, interest payments, repayment of principal and the Fund's ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security's value.

Regulatory Risk:

The SEC and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund.

Repurchase Agreement Risk:

This is the risk that the other party to a repurchase agreement will default on its obligation under the agreement.

Selection Risk:

This is the risk that the securities selected by the investment adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Shareholder Concentration Risk:

This is the risk that asset allocation decisions, particularly large redemptions, made by the Fund's investment adviser, whose discretionary clients make up a large percentage of the Fund's shareholders, may adversely impact remaining Fund shareholders.

Variable and Floating Rate Instrument Risk:

The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman & Co. (“BBH&Co.”) or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other federal, state or other governmental agency.

FUND PERFORMANCE

The Fund is a successor to a mutual fund of the same name (the “Predecessor Fund”), which was a series of a Massachusetts business trust of the same name. Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund achieved its investment objective by investing all of its assets in the BBH U.S. Money Market Portfolio. Accordingly, the performance and financial information provided in this Prospectus for the periods prior to June 12, 2007, is historical information of the Predecessor Fund.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Regular Shares from year to year. The table shows the average annual returns of the Fund's Regular Shares and Institutional Shares for the periods indicated.

For current yield information, please call 1-800-575-1265 toll free, or contact your account representative. When you consider this information, please remember that the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

Total Return for Regular Shares (% Per Calendar Year)

Highest Performing Quarter:                                                                                                                                                                                                                                              1.24%                                                         June 30, 2007

Lowest Performing Quarter:                                                                                                                                                                                                                                               0.00%                                                        December 31, 2011

As of September 30, 2013, the Fund's Regular Shares and Institutional Shares had calendar year-to-date returns of 0.01% and 0.01%, respectively.

Average Annual Total Returns (Through December 31, 2012)
Average Annual Returns BBH Money Market Fund	1 Year	5 Years	10 Years/ Since Inception	Inception Date
Regular Shares	0.01%	0.50%	1.62%
Institutional Shares	0.01%	0.61%	1.30%	Jan. 26, 2007